Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Impairment recognized	$ 0
Discounted expected future cash flows period	10 years
Long term growth rate	5.00%	5.00%
Risk adjusted post tax discount rate		12.50%
Bottom of range
Disclosure of information for cash-generating units [line items]
Risk adjusted post tax discount rate	11.70%
Top of range
Disclosure of information for cash-generating units [line items]
Risk adjusted post tax discount rate	15.00%